Loan Receivables, Net (Details)	Oct. 18, 2023 USD ($)	Oct. 18, 2023 HKD ($)	Sep. 30, 2025 USD ($)	Oct. 18, 2023 HKD ($)
Loan Receivables, Net [Abstract]
Loans third party	$ 958,000	$ 7,500,000
Borrower with a fixed interest	$ 51,000			$ 400,000
Maturity date	Oct. 17, 2024	Oct. 17, 2024
Interest receivable